11. Financial Instruments	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Investments, All Other Investments [Abstract]
11. Financial Instruments

(a)  Liquidity risk

Liquidity risk is the risk that the Company will not have sufficient cash resources to meet its financial obligations as they come due. The Company’s liquidity and operating results may be adversely affected if its access to the capital market is hindered, whether as a result of a downturn in stock market conditions generally or matters specific to the Company. The Company generates cash flow primarily from its financing activities and advances from shareholders. As at June 30, 2015, the Company had cash of $11,765 (March 31, 2015 - $3,084) to settle current liabilities of $913,935 (March 31, 2015 - $894,022).  All of the Company's financial liabilities other than the warrant liability of $348,665 (March 31, 2015 -$364,878)  have contractual maturities of less than 30 days and are subject to normal trade terms. The Company regularly evaluates its cash position to ensure preservation and security of capital as well as liquidity.

In the normal course of business, management considers various alternatives to ensure that the Company can meet some of its operating cash flow requirements through financing activities, such as private placements of common stock, preferred stock offerings and offerings of debt and convertible debt instruments as well as through merger or acquisition opportunities. Management may also consider strategic alternatives, including strategic investments and divestitures. As future operations may be financed out of funds generated from financing activities, the ability to do so is dependent on, among other factors, the overall state of capital markets and investor appetite for investments in the green technology industry and the Company’s securities in particular. Should the Company elect to satisfy its cash commitments through the issuance of securities, by way of either private placement or public offering or otherwise, there can be no assurance that the efforts to obtain such additional funding will be successful, or achieved on terms favorable to the Company or its existing shareholders. If adequate funds are not available on favorable terms, the Company may have to reduce substantially or eliminate expenditures or obtain funds through other sources such as divestiture or monetization of certain assets or sublicensing (where permitted) of certain rights to certain of the Company’s technologies or products.

(b)	Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash deposits. Cash deposits with a major Canadian chartered bank are insured by the Canadian Deposit Insurance Corporation up to $100,000.  As at June 30, 2015, the Company held $11,765 (March 31, 2015 - $3,084) with a major Canadian chartered bank.

(c)	Foreign exchange risk

The Company principally operates within Canada. The Company’s functional currency is the Canadian dollar and major purchases are transacted in Canadian dollars. Management believes the foreign exchange risk derived from currency conversions is negligible and therefore does not hedge its foreign exchange risk. See also Note 11 (e).

Algae Dynamics Corp. (Formerly Converted Carbon Technologies Corp.)

Notes to the Condensed Interim Financial Statements

(Stated in Canadian Dollars)

(unaudited)

June 30, 2015 and 2014

(d)	Interest rate risk

The Company does not have any non-fixed interest-bearing debt. The Company invests any cash surplus to its operational needs in investment-grade short-term deposit certificates issued by highly rated Canadian banks. The Company periodically assesses the quality of its investments and is satisfied with the credit rating of the bank.

 (e)  Derivative liability – warrant liability

In connection with a consulting agreement, the Company granted warrants to purchase up to 625,000 common shares of the Company as disclosed in Note 7(b).  The warrants have an exercise price of USD$0.04 ($0.049).  The warrants are exercisable at any time prior to April 1, 2017.  The warrants are accounted for as derivative liabilities because the exercise price is denominated in a currency other than the Company’s functional currency.

In connection with the settlement of a vendor’s account, the Company granted warrants to purchase up to 3,350 common shares of the Company.  The warrants have an exercise price of USD$1.50 ($1.87).   The warrants are exercisable at any time prior to October 22, 2016.  The warrants are accounted for as derivative liabilities because the exercise price is denominated in a currency other than the Company’s functional currency.

In connection with a private placement, the Company granted warrants to purchase up to 8,850 common shares of the Company.  The warrants have an exercise price of USD$2.00 ($2.49).  The warrants are exercisable at any time prior to November 30, 2016.  The warrants are accounted for as derivative liabilities because the exercise price is denominated in a currency other that the Company’s functional currency.

The table below summarizes the fair value of the Company’s financial liabilities measured at fair value:

	Fair Value at June 30,	Fair Value Measurement Using
	2015	Level 1	Level 2	Level 3
Derivative liability – Warrants	$348,665	$-	$-	$348,665

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities (warrant derivative liability) for the periods ended June 30, 2015 and March 31, 2015:

	June 30, 2015	March 31, 2015
Balance at beginning of period	$364,878	$-

Additions to derivative instruments, recognized in earnings as professional fees	-	240,000
Additions to derivative instruments as a result of issuance in settlement of debt	-	2,060
Additions to derivative instruments as a result of issuance of units	-	6,213
Derivative instruments exercised	(16,213)	(32,675)
Change in fair market value, recognized in operations as professional fees	-	149,280

Balance at end of period	$348,665$	364,878

These instruments were valued using pricing models that incorporate the price of a share of common stock (based upon the price of the most recent private placement), expected volatility, risk free rate, expected dividend rate and expected estimated life.  The Company estimated the value of the warrants using the Black-Scholes model.  There were no transfers of assets or liabilities between Level 1, Level 2, or Level 3 during the periods ended June 30, 2015 and March 31, 2015.

The following are the key weighted average assumptions used in connection with the estimation of fair value as at June 30, 2015:

	June 30, 2015
Number of shares underlying the warrants		599,700
Fair market value of the stock		$1.34
Exercise price	$	USD$0.077 ($0.096)
Expected volatility		127%
Risk-free interest rate		0.39%
Expected dividend yield		0%
Expected warrant life (years)		1.75

(a)  Liquidity risk

Liquidity risk is the risk that the Company will not have sufficient cash resources to meet its financial obligations as they come due. The Company’s liquidity and operating results may be adversely affected if its access to the capital market is hindered, whether as a result of a downturn in stock market conditions generally or matters specific to the Company. The Company generates cash flow primarily from its financing activities and advances from shareholders. As at March 31, 2015, the Company had cash of $3,084 (2014 - $64,674) to settle current liabilities of $894,022 (2014 - $518,936). All of the Company's financial liabilities other than the warrant liability of $364,878 have contractual maturities of less than 30 days and are subject to normal trade terms. The Company regularly evaluates its cash position to ensure preservation and security of capital as well as liquidity.

In the normal course of business, management considers various alternatives to ensure that the Company can meet some of its operating cash flow requirements through financing activities, such as private placements of common stock, preferred stock offerings and offerings of debt and convertible debt instruments as well as through merger or acquisition opportunities. Management may also consider strategic alternatives, including strategic investments and divestitures. As future operations may be financed out of funds generated from financing activities, the ability to do so is dependent on, among other factors, the overall state of capital markets and investor appetite for investments in the green technology industry and the Company’s securities in particular. Should the Company elect to satisfy its cash commitments through the issuance of securities, by way of either private placement or public offering or otherwise, there can be no assurance that the efforts to obtain such additional funding will be successful, or achieved on terms favorable to the Company or its existing shareholders. If adequate funds are not available on favorable terms, the Company may have to reduce substantially or eliminate expenditures or obtain funds through other sources such as divestiture or monetization of certain assets or sublicensing (where permitted) of certain rights to certain of the Company’s technologies or products.

(b)	Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash deposits. Cash deposits with a major Canadian chartered bank are insured by the Canadian Deposit Insurance Corporation up to $100,000.  As at March 31, 2015, the Company held $3,084 (2014 - $64,674) with a major Canadian chartered bank.

(c)	Foreign exchange risk

The Company principally operates within Canada. The Company’s functional currency is the Canadian dollar and major purchases are transacted in Canadian dollars. Management believes the foreign exchange risk derived from currency conversions is negligible and therefore does not hedge its foreign exchange risk. See also Note 11 (e).

(d)	Interest rate risk

The Company does not have any interest-bearing debt. The Company invests any cash surplus to its operational needs in investment-grade short-term deposit certificates issued by highly rated Canadian banks. The Company periodically assesses the quality of its investments and is satisfied with the credit rating of the bank.

 (e)  Derivative liability – warrant liability

In connection with a consulting agreement, the Company granted warrants to purchase up to 625,000 common shares of the Company as disclosed in Note 7(b).  The warrants have an exercise price of USD$0.04 ($0.051).  The warrants are exercisable at any time prior to April 1, 2017.  The warrants are accounted for as derivative liabilities because the exercise price is denominated in a currency other than the Company’s functional currency.

In connection with the settlement of a vendor’s account, the Company granted warrants to purchase up to 3,350 common shares of the Company as disclosed in Note 7(b).  The warrants have an exercise price of USD$1.50 ($1.90).   The warrants are exercisable at any time prior to October 22, 2016.  The warrants are accounted for as derivative liabilities because the exercise price is denominated in a currency other than the Company’s functional currency.

In connection with a private placement, the Company granted warrants to purchase up to 8,850 common shares of the Company as disclosed in Note 7(b).  The warrants have an exercise price of USD$2.00 ($2.54).  The warrants are exercisable at any time prior to November 30, 2016.  The warrants are accounted for as derivative liabilities because the exercise price is denominated in a currency other that the Company’s functional currency.

The table below summarizes the fair value of the Company’s financial liabilities measured at fair value:

	Fair Value at
	March 31,	Fair Value Measurement Using
	2015	Level 1	Level 2	Level 3
Derivative liability – Warrants	$364,878	$-	$-	$364,878

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities (warrant derivative liability) for the years March 31, 2015 and March 31, 2014:

	March 31,	March 31,
	2015	2014
Balance at beginning of year	$-	$-
Additions to derivative instruments, recognized in earnings as professional fees (Note 7(b)(iv))	240,000	-
Additions to derivative instruments as a result of issuance in settlement of debt (Note 7(b)(v))	2,060	-
Additions to derivative instruments as a result of issuance of units (Note 7(b)(ii))	6,213	-
Derivative instruments exercised	(32,675)	-
Change in fair market value, recognized in operations as professional fees	149,280	-
Balance at end of year	$364,878	-

These instruments were valued using pricing models that incorporate the price of a share of common stock (based upon the price of the most recent private placement), expected volatility, risk free rate, expected dividend rate and expected estimated life.  The Company estimated the value of the warrants using the Black-Scholes model.  There were no transfers of assets or liabilities between Level 1, Level 2, or Level 3 during the years ended March 31, 2015 and 2014.

The following are the key weighted average assumptions used in connection with the estimation of fair value as at March 31, 2015:

March 31,
2015
Number of shares underlying the warrants	612,200
Fair market value of the stock	$1.34
Exercise price	USD$0.076 ($0.097)
Expected volatility	118%
Risk-free interest rate	0.52%
Expected dividend yield	0%
Expected warrant life (years)	2.00